Related Party Transactions (Details) - Schedule of related party transactions - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Service/ Products received from related parties		$ 2,498,530	$ 419,823
Service/ Products delivered to related parties		373,802
Guardforce Security (Thailand) Company Limited [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Service/ Products received from related parties	[1]	714,625	415,604
Guardforce Aviation Security Company Limited [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Service/ Products received from related parties	[2]	13,190	4,219
Perfekt Technology & System Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Service/ Products received from related parties	[3]	35,842
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Service/ Products received from related parties	[4]	1,584,873
Profit Raider Investment Limited [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Service/ Products received from related parties	[5]	150,000
Bangkok Bank Public Company Limited [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Service/ Products delivered to related parties	[6]	9,726
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Commission [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Service/ Products delivered to related parties	[7]	158,487
Guardforce Limited – Sales [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Service/ Products delivered to related parties	[8]	$ 205,589

[1]	Guardforce Security (Thailand) Co.,Ltd. provided security guard services to the Company;
[2]	Guardforce Aviation Security Co.,Ltd. provided escort services to the Company;
[3]	Perfekt Technology & System Co., Ltd. provided security equipments to the Company;
[4]	The Company purchased robots from Shenzhen Intelligent Guardforce Robot Technology Co., Limited;
[5]	The Company paid $150,000 outstanding accrued interest to Profit Raider Investment Limited;
[6]	The Company provided CIT service to Bangkok Bank Public Company Limited;
[7]	Shenzhen Intelligent Guardforce Robot Technology Co., Limited shall pay commission to the Company for the robots purchased.
[8]	The Company sold robots to Guardforce Limited.